Document and Entity Information	0 Months Ended
Apr. 24, 2013
Risk/Return:
Document Type	497
Document Period End Date	Apr 24, 2013
Registrant Name	MORGAN STANLEY MORTGAGE SECURITIES TRUST
Central Index Key	0000806564
Amendment Flag	false
Document Creation Date	Apr 24, 2013
Document Effective Date	Apr 24, 2013
Prospectus Date	Feb 28, 2013
Morgan Stanley Mortgage Securities Trust | A
Risk/Return:
Trading Symbol	MTGAX
Morgan Stanley Mortgage Securities Trust | B
Risk/Return:
Trading Symbol	MTGBX
Morgan Stanley Mortgage Securities Trust | L
Risk/Return:
Trading Symbol	MTGCX
Morgan Stanley Mortgage Securities Trust | I
Risk/Return:
Trading Symbol	MTGDX

Morgan Stanley Mortgage Securities Trust
Morgan Stanley Mortgage Securities Trust

Morgan Stanley

April 24, 2013

Supplement

SUPPLEMENT DATED APRIL 24, 2013 TO THE PROSPECTUS OF
MORGAN STANLEY MORTGAGE SECURITIES TRUST
Dated February 28, 2013

The section of the Prospectus entitled "Fund Summary—Principal Risks—Mortgage-Backed Securities" is hereby deleted in its entirety and replaced with the following:

Because the Fund concentrates its investments in the mortgage-backed securities industry, the Fund has greater exposure to the potential adverse economic, regulatory, political and other changes affecting such industry. Mortgage-backed securities entail prepayment risk, which generally increases during a period of falling interest rates. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of mortgage securities will increase and market price will decrease. Rates of prepayment, faster or slower than expected by the Adviser, could reduce the Fund's yield, increase the volatility of the Fund and/or cause a decline in net asset value. Certain mortgage-backed securities may be more volatile and less liquid than other traditional types of debt securities. The Fund may invest in non-agency mortgage-backed securities offered by non-governmental issuers, such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers. Non-agency mortgage-backed securities are not subject to the same underwriting requirements for the underlying mortgages that are applicable to those mortgage-backed securities that have a Government or Government-sponsored entity guarantee. As a result, the mortgage loans underlying non-agency mortgage-backed securities may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics than Government or Government-sponsored mortgage-backed securities and have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a mortgage-backed security and could result in losses to the Fund. The risk of such defaults is generally higher in the case of mortgage pools that include subprime mortgages. The Fund may invest a substantial portion of its assets in non-agency mortgage-backed securities rated below investment grade which are commonly known as "junk bonds" or "high yield/high risk securities." The Fund's investments in high yield securities pose significant risks. In addition, the Fund may invest in to-be-announced pass-through mortgage securities, which settle on a delayed delivery basis ("TBAs"). Investments in TBAs may give rise to a form of leverage and may cause the Fund's portfolio turnover rate to appear higher. Leverage may cause the fund to be more volatile than if the Fund had not been leveraged.

Label	Element	Value
Morgan Stanley Mortgage Securities Trust
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000806564_SupplementTextBlock

Morgan Stanley

April 24, 2013

Supplement

SUPPLEMENT DATED APRIL 24, 2013 TO THE PROSPECTUS OF
MORGAN STANLEY MORTGAGE SECURITIES TRUST
Dated February 28, 2013

The section of the Prospectus entitled "Fund Summary—Principal Risks—Mortgage-Backed Securities" is hereby deleted in its entirety and replaced with the following:

Risk/Return [Heading]	rr_RiskReturnHeading	Morgan Stanley Mortgage Securities Trust
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Because the Fund concentrates its investments in the mortgage-backed securities industry, the Fund has greater exposure to the potential adverse economic, regulatory, political and other changes affecting such industry. Mortgage-backed securities entail prepayment risk, which generally increases during a period of falling interest rates. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of mortgage securities will increase and market price will decrease. Rates of prepayment, faster or slower than expected by the Adviser, could reduce the Fund's yield, increase the volatility of the Fund and/or cause a decline in net asset value. Certain mortgage-backed securities may be more volatile and less liquid than other traditional types of debt securities. The Fund may invest in non-agency mortgage-backed securities offered by non-governmental issuers, such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers. Non-agency mortgage-backed securities are not subject to the same underwriting requirements for the underlying mortgages that are applicable to those mortgage-backed securities that have a Government or Government-sponsored entity guarantee. As a result, the mortgage loans underlying non-agency mortgage-backed securities may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics than Government or Government-sponsored mortgage-backed securities and have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a mortgage-backed security and could result in losses to the Fund. The risk of such defaults is generally higher in the case of mortgage pools that include subprime mortgages. The Fund may invest a substantial portion of its assets in non-agency mortgage-backed securities rated below investment grade which are commonly known as "junk bonds" or "high yield/high risk securities." The Fund's investments in high yield securities pose significant risks. In addition, the Fund may invest in to-be-announced pass-through mortgage securities, which settle on a delayed delivery basis ("TBAs"). Investments in TBAs may give rise to a form of leverage and may cause the Fund's portfolio turnover rate to appear higher. Leverage may cause the fund to be more volatile than if the Fund had not been leveraged.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Feb 28, 2013